15. Reserve for Share-Based Payments: Schedule of Stock Option Activity Table (Tables)	12 Months Ended
Jun. 30, 2024
Tables/Schedules
Schedule of Stock Option Activity Table

	2024		2023			2022
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
	#	$	#	$	#	$
Opening Balance	1,462,407	7.53	1,620,489	7.23	820,000	2.50
Granted	250,000	USD 2.25	350,000	USD 2.50	1,269,386	USD 7.50
Cancelled	(854,636)	USD 7.50	(148,082)	USD 7.50	(168,897)	USD 7.50
Cancelled	(50,000)	USD 2.50	(360,000)	USD 2.50	(300,000)	2.50
Ending Balance	807,771	3.96	1,462,407	7.53	1,620,489	7.23
Exercisable	620,271	4.23	1,462,407	7.53	1,070,246	6.08